Document and Entity Information	Nov. 03, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	Quanta Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13831
Entity Tax Identification Number	74-2851603
Entity Address, Address Line One	2727 North Loop West
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77008
City Area Code	713
Local Phone Number	629-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	PWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001050915
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056